Summary of Significant Accounting Policies - Intangible Assets (Details)	12 Months Ended
Dec. 31, 2011 Y
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period (in years)	10
Completed technology [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period (in years)	10
Distribution channels [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period (in years)	10
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period (in years)	7
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period (in years)	11
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period (in years)	10
Other intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period (in years)	6